Net income (loss) per common share - Basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic net income (loss) per common share (in usd per share)	$ 3.64	$ (0.14)
Diluted net income (loss) per common share (in usd per share)	$ 3.64	$ (0.14)